Income Taxes - Summary of Reconciliation of Statutory Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Amount [Abstract]
United States statutory rate	21.00%	21.00%	21.00%
State tax, net of federal benefit	1.00%	4.20%	1.00%
Stock-based compensation	(0.70%)	(0.50%)	(1.60%)
Officer compensation	1.50%	(1.00%)	(1.30%)
Deferred rate change	0.00%	0.00%	0.00%
R&D credit	1.40%	0.80%	1.80%
PPP Loan	1.10%	0.00%	0.00%
Other	0.10%	(0.10%)	0.30%
Change in valuation allowance	(25.40%)	(24.40%)	(21.20%)
Effective income tax rate	0.00%	0.00%	0.00%